Depreciation and amortization - Narrative (Details) € in Millions	12 Months Ended
Mar. 31, 2013 EUR (€)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations, intangible assets other than goodwill	€ 335.2